Income / (loss) per share	6 Months Ended
Jun. 30, 2026
Income (Loss) Per Share [Abstract]
Income / (loss) per share	Income / (loss) per share Basic income / (loss) per share
Basic income / (loss) per share are calculated by dividing the net earnings attributable to equity holders of the Company by the weighted average number of ordinary shares in issue during the period.

	June 30, 2026	June 30, 2025

Net income/(loss)	(19,623)	(21,344)
Weighted average number of ordinary shares in circulation	93,826,793	86,936,945
Basic income/(loss) per share (€ per share)	(0.21)	(0.25)
Diluted income / (loss) per share
Diluted income (loss) per share is calculated by dividing the net income (loss) attributable to equity holders of the Company by the weighted average number of ordinary shares in circulation during the corresponding period, increased by all dilutive potential common shares.
As a reminder, the Company holds 18,575 treasury shares that are not included in the weighted average number of outstanding common shares (see Note 11.2).

In thousands of euro, except for data share	June 30, 2026	June 30, 2025
Net income/(loss) for the period	(19,623)	(21,344)
Weighted average number of ordinary shares in circulation	93,826,793	86,936,945
Adjustment for share instruments
Diluted income/(loss) per share (€ per share)	(0.21)	(0.25)